Summary of Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2015	Apr. 15, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	¥ 478,943		¥ 211,336	¥ 161,640
Axis AB (Axis)
Business Acquisition [Line Items]
Current assets		¥ 31,365
Intangible assets		60,992
Goodwill		259,863
Other noncurrent assets		2,053
Non-current assets		322,908
Total assets acquired		354,273
Total liabilities assumed		32,462
Net assets acquired		¥ 321,811